RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Restricted Stock activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Non Vested, Beginning Balance	0	1,767,000
Awarded		0
Vested	0	(1,767,000)
Forfeited		0
Non Vested, Ending Balance		0